Related-party transactions (Details) SFr in Thousands		12 Months Ended
	Jul. 31, 2018 shares	Dec. 31, 2018 CHF (SFr) Individual	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Related-party transactions [Abstract]
Number of individuals, Board of Directors | Individual		7
Number of individuals, Executive Management | Individual		4
Short-term employee benefits		SFr 2,681	SFr 2,463	SFr 2,251
Post-employment benefits		160	166	154
Share-based compensation		1,683	1,267	832
Total		SFr 4,524	SFr 3,896	SFr 3,237
Number of shares purchased under subscription rights offering by related party (in shares) | shares	614,147